TRADE AND OTHER PAYABLES	6 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
6.          TRADE AND OTHER PAYABLES

	December 31, 2022 US$	June 30, 2022 US$
Current
Trade payables	357,937	1,677,757
Accruals	395,508	196,450
Employee benefits	714,826	25,141
Total trade and other payables	1,468,271	1,899,348